Lease liabilities	12 Months Ended
Dec. 31, 2020
Lease liabilities.
Lease liabilities

16       Lease liabilities

	December 31, 2020	December 31, 2019
Opening balance	153,714	-
Initial application - IFRS 16	-	153,872
Transfers (note 13)	-	19,911
Additions for new lease agreements (ii)	35,925	31,177
Cancelled contracts (i)	(3,429)	(34,852)
Renegotiation -COVID impact 19	(688)	-
Interest	15,091	16,312
Payment of interest	(14,675)	(8,685)
Payment of principal	(12,835)	(24,021)
Closing balance	173,103	153,714

Current liabilities	18,263	7,101
Non-current liabilities	154,840	146,613
	173,103	153,714

The lease agreements have an average term of 7 years and weighted average rate of 14.32% p.a.

(i)

The cancelled contracts on December 31,2020 totaled R$ 3,429 (R$ 34,852 as of December 31,2019) and refer mainly to cancellation of lease agreements of the administrative properties leased by the Company.

(ii)

Refers to new lease agreements in amount of R$ 35,925 being R$ 20,358 referred to lease agreements previously engaged and renewed based on contractual terms and new lease agreements R$ 15,567 which the Company has embed part of its digital learning solutions in the computer tablets being part of them which the Company has embed part of its digital learning solutions in the computer tablets. Those new sublease agreements (digital learning) refer to lease terms of 36 months, which the rates negotiated are 10,3% p.a to 10,88% p.a depending on the contract.

Short-term leases (lease period of 12 months or less) and leases of low-value assets (such as personal computers and office furniture) are recognized on a straight-line basis in rent expenses for the period and are not included in lease liabilities. Fixed and variable lease payments, including those related to short-term contracts and to low-value assets, were the following for the year ended December 31, 2020 and 2019:

	For the year ended December 31,
	2020	2019
Fixed Payments	27,510	32,706
Payments related to short-term contracts and low value assets, variable price contracts (note 24)	14,278	20,375
	41,788	53,081

Business’ lease operations are not subject to any financial covenants.